Equity (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EQUITY
Issued as of beginning of period	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares
Issuance of outstanding shares
Stock options exercised
Issued as of end of period	188,446,126,794	188,446,126,794	188,446,126,794